Liquidity (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 10, 2021 vessel
Other Commitments [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 29,600	$ 7,237	$ 3,076
Sale Leaseback Transaction, Gross Proceeds	$ 141,700
Suezmax and Aframax Tankers
Other Commitments [Line Items]
Number Of Vessels | vessel					8